January 30, 2018

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, NE

Judiciary Plaza

Washington, DC 20549

Attention: Division of Investment Management

RE: Sanford C. Bernstein Fund II, Inc.

Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A

(Securities Act File No. 333-82336, Investment Company Act File No. 811-21034)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Sanford C. Bernstein Fund II, Inc. (the “Fund”) hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 25 to the Fund’s Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 25 to the Fund’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on January 26, 2018 and was effective on January 29, 2018.

Sincerely,

Sanford C. Bernstein Fund II, Inc.

/s/ Nancy E. Hay
Nancy E. Hay
Assistant Secretary of the Fund